UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Commonwealth International
Series Trust

791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856

DISTRIBUTOR
Unified Financial Securities, LLC
9465 Counselors Row, Suite 200
Indianapolis, IN 46240

TRANSFER AGENT & ADMINISTRATOR
Ultimus Asset Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2018

Table of Contents

Performance Overview	1
Portfolio Composition	2
Schedules of Investments	4
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Approval of the Renewal of the Investment Advisory Agreement	35
Additional Information	39
Notice of Privacy Policy & Practices	41

SEMI-ANNUAL REPORT 2018

PERFORMANCE OVERVIEW – April 30, 2018 (Unaudited)

			Average Annual
	Inception Date	6 Month	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio[1]	Net Expense Ratio[1]
Commonwealth Australia/New Zealand Fund	11/25/91	1.59%	5.03%	3.34%	3.42%	5.72%	2.59%	2.59%
Africa Fund	11/07/11	16.70%	20.58%	1.21%	—	1.49%	3.44%	1.90%
Commonwealth Japan Fund	07/10/89	6.02%	17.05%	5.84%	1.71%	(2.53)%	2.88%	1.75%
Commonwealth Global Fund	12/03/02	0.59%	6.71%	3.19%	1.75%	5.88%	2.56%	2.56%
Commonwealth Real Estate Securities Fund	01/05/04	(2.79)%	2.89%	5.60%	3.22%	4.38%	2.63%	2.63%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898.

[1]

The above expense ratios are from the Funds’ Prospectus, dated February 28, 2018. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of each Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2019. FCA Corp may recoup any waived amount from the Funds pursuant to this agreement if such recoupment does not cause the Funds to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the date in which FCA Corp incurred the expense. Additional information pertaining to the Funds’ expense ratios as of April 30, 2018, can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.59%, 3.29%, 2.88%, 2.53% and 2.61% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively.

You should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information can be found in the Funds’ Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2018

PORTFOLIO COMPOSITION – April 30, 2018* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or Security Type	Percentage of Total Investments
Marine Ports & Services	26.81%
Air Freight & Logistics	7.24%
Health Care Facilities	6.84%
Health Care Equipment	5.12%
Health Care Services	4.91%
Packaged Foods & Meats	4.79%
Biotechnology	4.50%
Oil & Gas Refining & Marketing	4.36%
Electric Utilities	4.11%
Renewable Electricity	3.49%
Property & Casualty Insurance	3.22%
Diversified Banks	3.11%
Home Furnishing Retail	2.43%
Multi-Utilities	2.41%
Hotels Resorts & Cruise Lines	2.15%
Education Services	1.60%
Human Resource & Employment Services	1.56%
Personal Products	1.33%
Internet Software & Services	1.20%
Paper Packaging	1.10%
Drug Retail	1.03%
Diversified Support Services	1.02%
Electronic Equipment & Instruments	1.01%
Gas Utilities	1.01%
Industrial Machinery	1.01%
Distillers & Vintners	0.68%
Reinsurance	0.62%
Other Diversified Financial Services	0.56%
Integrated Oil & Gas	0.39%
Regional Banks	0.34%
Money Market Funds	0.05%
100.00%

AFRICA FUND
Country or Security Type	Percentage of Total Investments
South Africa	80.26%
Exchange-Traded Funds – Africa Region	7.25%
Money Market Funds	6.44%
Exchange-Traded Funds – Nigeria	3.64%
Zambia	0.86%
Botswana	0.84%
Egypt	0.71%
100.00%

COMMONWEALTH JAPAN FUND
Industry or Security Type	Percentage of Total Investments
Railroads	11.93%
Health Care Supplies	10.26%
Health Care Equipment	6.64%
Life & Health Insurance	6.19%
Construction & Engineering	6.07%
Diversified Real Estate Activities	5.24%
Industrial Machinery	4.34%
Air Freight & Logistics	4.24%
Brewers	3.28%
IT Consulting & Other Services	3.21%
Exchange-Traded Funds - China	3.03%
Trucking	2.94%
Leisure Products	2.94%
Soft Drinks	2.87%
Household Products	2.81%
Electronic Equipment & Instruments	2.44%
Drug Retail	2.42%
Retail REITs	1.81%
Money Market Funds	1.72%
Specialized Finance	1.54%
Electric Utilities	1.51%
Tires & Rubber	1.40%
Pharmaceuticals	1.38%
Auto Parts & Equipment	1.28%
Other Diversified Financial Services	1.17%
Food Retail	1.16%
Marine	1.16%
Consumer Electronics	1.15%
Electronic Components	1.10%
Distributors	1.03%
Specialty Chemicals	0.94%
Regional Banks	0.80%
100.00%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2018

PORTFOLIO COMPOSITION – April 30, 2018* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or Security Type	Percentage of Total Investments
United States	39.00%
United Kingdom	13.32%
Japan	7.48%
Israel	5.00%
Switzerland	4.80%
Netherlands	4.20%
France	3.33%
South Africa	2.92%
Germany	2.74%
Chile	2.45%
India	2.36%
Money Market Funds	2.35%
Norway	1.96%
Bermuda	1.94%
Mexico	1.66%
Denmark	1.61%
Panama	1.08%
Call Options Purchased	1.00%
Spain	0.80%
100.00%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or Security Type	Percentage of Total Investments
Specialized REITs	23.15%
Construction Materials	8.10%
Office REITs	7.55%
Diversified REITs	5.66%
Hotel & Resort REITs	5.57%
Retail REITs	4.64%
Residential REITs	3.73%
Industrial REITs	3.62%
Regional Banks	3.59%
Home Improvement Retail	3.36%
Construction & Engineering	3.06%
Homebuilding	3.00%
Building Products	2.86%
Hotels Resorts & Cruise Lines	2.40%
Mortgage REITs	2.29%
Exchange-Traded Funds - China	2.24%
Health Care REITs	2.22%
Real Estate Operating Companies	2.18%
Airport Services	2.04%
Thrifts & Mortgage Finance	1.80%
Home Furnishings	1.74%
Diversified Real Estate Activities	1.41%
Alternative Carriers	1.27%
IT Consulting & Other Services	1.13%
Money Market Funds	0.71%
Real Estate Development	0.68%
Restaurants	0.00%(a)
100.00%

*	Portfolio composition is subject to change.

(a)	Amount is less than 0.005%.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (96.49%)
Australia (21.96%)
Biotechnology (3.84%)
CSL Ltd.	2,500	$320,171
Sirtex Medical Ltd.	20,000	418,211
		738,382
Diversified Support Services (0.98%)
Brambles Ltd.	25,608	189,448
Gas Utilities (0.98%)
APA Group	30,000	187,776
Health Care Equipment (3.02%)
Cochlear Ltd.	4,000	582,025
Health Care Facilities (0.50%)
Ramsay Health Care Ltd.	2,000	97,216
Health Care Services (2.62%)
Sonic Healthcare Ltd.	28,382	503,138
Human Resource & Employment Services (1.51%)
SEEK Ltd.	20,000	290,870
Integrated Oil & Gas (0.38%)
Origin Energy Ltd.(a)	10,000	72,996
Internet Software & Services (1.16%)
carsales.com Ltd.	20,809	223,314
Marine Ports & Services (0.72%)
Qube Holdings Ltd.	80,000	137,857
Multi-Utilities (2.33%)
AGL Energy Ltd.	27,512	448,303
Paper Packaging (1.06%)
Orora Ltd.	81,526	204,437
Property & Casualty Insurance (2.53%)
QBE Insurance Group Ltd.	20,000	149,348
Suncorp Group Ltd.	32,163	338,226
		487,574
Regional Banks (0.33%)
Bank of Queensland Ltd.	8,500	64,031
		4,227,367
New Zealand (74.53%)
Air Freight & Logistics (6.99%)
Freightways Ltd.	123,540	649,583
Mainfreight Ltd.	40,000	695,282
		1,344,865
Biotechnology (0.50%)
Pacific Edge Ltd.(a)	400,000	95,833

Distillers & Vintners (0.65%)
Delegat Group Ltd.	21,456	125,821
Diversified Banks (3.01%)
Heartland Bank Ltd.	459,758	578,619
Drug Retail (1.00%)
Green Cross Health Ltd.	181,796	191,795
Education Services (1.54%)
Evolve Education Group Ltd.	880,842	296,941
Electric Utilities (3.97%)
Infratil Ltd.	260,777	584,512
Mercury NZ Ltd.	80,000	178,999
		763,511
Electronic Equipment & Instruments (0.97%)
ikeGPS Group Ltd.(a)	478,802	186,887
Health Care Equipment (1.92%)
Fisher & Paykel Healthcare Corporation Ltd.	41,427	370,446
Health Care Facilities (6.09%)
Arvida Group Ltd.	280,000	236,118
Ryman Healthcare Ltd.	126,000	937,655
		1,173,773
Health Care Services (2.12%)
Abano Healthcare Group Ltd.	68,433	407,421
Home Furnishing Retail (2.35%)
Briscoe Group Ltd.	183,520	451,498
Hotels Resorts & Cruise Lines (2.08%)
Millennium & Copthorne Hotels New Zealand Ltd.	200,000	399,662
Industrial Machinery (0.98%)
Skellerup Holdings Ltd.	150,000	188,472
Marine Ports & Services (25.17%)
Marsden Maritime Holdings Ltd.	81,425	292,236
Port of Tauranga Ltd.	75,000	257,378
South Port New Zealand Ltd.	949,389	4,297,653
		4,847,267
Oil & Gas Refining & Marketing (4.20%)
New Zealand Refining Company Ltd.	345,157	570,355
Z Energy Ltd.	47,000	239,184
		809,539
Other Diversified Financial Services (0.54%)
Turners Automotive Group Ltd.	50,000	104,746

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (96.49%) – Continued
New Zealand (74.53%) – Continued
Packaged Foods & Meats (4.62%)
New Zealand King Salmon Investments Ltd.	95,000	$153,021
Sanford Ltd.	93,406	496,707
Tegel Group Holdings Ltd.	300,000	240,144
		889,872
Personal Products (1.28%)
Comvita Ltd.	50,000	246,762
Property & Casualty Insurance (0.58%)
TOWER Ltd.(a)	200,000	110,908
Reinsurance (0.60%)
CBL Corporation Ltd.(b)	255,000	116,602
Renewable Electricity (3.37%)
Meridian Energy Ltd.	150,000	309,802
Tilt Renewables Ltd.	250,000	338,956
		648,758
		14,349,998
Total Common Stocks (Cost $11,679,034)		18,577,365

MONEY MARKET FUNDS (0.05%)
Federated Government Obligations Fund - Institutional Class, 1.58%(c)	9,105	9,105
Total Money Market Funds (Cost $9,105)		9,105
Total Investments (96.54%) (Cost $11,688,139)		18,586,470
Other Assets in Excess of Liabilities (3.46%)		665,366
NET ASSETS (100.00%)		$19,251,836

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.60% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (83.75%)
Botswana (0.85%)
Food Retail (0.85%)
Choppies Enterprises Ltd.	121,810	$30,132
Egypt (0.73%)
Diversified Banks (0.73%)
Commercial International Bank Egypt SAE	5,000	25,585
South Africa (81.30%)
Agricultural Products (0.91%)
Crookes Brothers Ltd.	8,000	32,055
Airlines (2.11%)
Comair Ltd.	142,301	74,605
Apparel Retail (0.62%)
Mr. Price Group Ltd.	1,000	21,940
Asset Management & Custody Banks (1.09%)
Coronation Fund Managers Ltd.	6,500	38,593
Automotive Retail (1.10%)
Combined Motor Holdings Ltd.	15,000	38,591
Cable & Satellite (4.83%)
Naspers Ltd., N Shares	700	170,505
Coal & Consumable Fuels (0.50%)
Exxaro Resources Ltd.	2,000	17,737
Construction & Engineering (1.40%)
Murray & Roberts Holdings Ltd.	9,000	11,250
Wilson Bayly Holmes-Ovcon Ltd.	3,000	38,130
		49,380
Department Stores (0.44%)
Woolworths Holdings Ltd.	3,046	15,651
Distributors (1.32%)
Imperial Holdings Ltd. - ADR	2,400	46,560
Diversified Banks (10.16%)
Capitec Bank Holdings Ltd.	2,850	202,869
Nedbank Group Ltd.	3,000	71,532
Standard Bank Group Ltd. - ADR	4,800	83,664
		358,065
Diversified Chemicals (3.23%)
Sasol Ltd. - ADR	3,200	113,696
Environmental & Facilities Services (2.31%)
Interwaste Holdings Ltd.	1,202,469	81,584
Food Distributors (2.06%)
Bid Corporation Ltd.	3,167	72,791

Food Retail (3.03%)
Shoprite Holdings Ltd. - ADR	5,400	106,650
Gold (2.10%)
AngloGold Ashanti Ltd. - ADR	4,000	35,920
Gold Fields Ltd. - ADR	10,000	38,200
		74,120
Health Care Facilities (2.49%)
Mediclinic International Ltd.	9,562	87,977
Human Resource & Employment Services (0.72%)
Adcorp Holdings Ltd.(a)	20,000	25,504
Industrial Conglomerates (2.31%)
Bidvest Group Ltd.	4,167	81,614
Industrial Machinery (1.02%)
Howden Africa Holdings Ltd.(a)	11,000	36,018
Life & Health Insurance (9.38%)
Clientele Ltd.	90,000	143,473
Discovery Ltd.	9,000	124,943
MMI Holdings Ltd.	35,000	62,296
		330,712
Marine (1.14%)
Grindrod Ltd.(a)	35,000	40,368
Other Diversified Financial Services (8.94%)
Alexander Forbes Group Holdings Ltd.	100,000	51,666
FirstRand Ltd.	14,300	76,571
PSG Group Ltd.	10,400	187,090
		315,327
Packaged Foods & Meats (7.52%)
Astral Foods Ltd.	4,000	98,654
Pioneer Foods Group Ltd.	4,000	38,895
RCL Foods Ltd.	57,559	83,891
Tiger Brands Ltd.	1,400	43,747
		265,187
Pharmaceuticals (0.61%)
Aspen Pharmacare Holdings Ltd.	1,000	21,558
Precious Metals & Minerals (1.01%)
Anglo American Platinum Ltd.	800	21,465
Impala Platinum Holdings Ltd.(a)	8,000	14,246
		35,711
Technology Distributors (0.96%)
Alviva Holdings Ltd.	20,700	33,712

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (83.75%) – Continued
South Africa (81.30%) – Continued
Trading Companies & Distributors (3.00%)
Barloworld Ltd.	4,300	$58,065
Invicta Holdings Ltd.	4,000	14,360
Trencor Ltd.	12,000	33,237
		105,662
Trucking (0.90%)
Value Group Ltd.	87,364	31,740
Wireless Telecommunication Services (4.09%)
MTN Group Ltd. - ADR	7,000	69,440
Vodacom Group Ltd.	6,000	74,999
		144,439
		2,868,052
Zambia (0.87%)
Packaged Foods & Meats (0.87%)
Zambeef Products PLC(a)	220,000	30,741
Total Common Stocks (Cost $2,444,236)		2,954,510
EXCHANGE-TRADED FUNDS (11.09%)
Global X MSCI Nigeria ETF	5,550	130,703
VanEck Vectors Africa Index ETF	10,340	260,464
Total Exchange-Traded Funds Cost ($410,920)		391,167

	Principal Amount
SOVEREIGN BONDS (0.46%)
South Africa (0.46%)
South Africa Government Bond, 8.00%, 12/21/2018(b)	200,000	16,162
Total Sovereign Bonds (Cost $26,152)		16,162
MONEY MARKET FUNDS (6.55%)
Federated Government Obligations Fund - Institutional Class, 1.58%(c)	231,215	231,215
Total Money Market Funds (Cost $231,215)		231,215
Total Investments (101.85%) (Cost $3,112,523)		3,593,054
Liabilities in Excess of Other Assets (-1.85%)		(65,119)
NET ASSETS (100.00%)		$3,527,935

(a)	Non-income producing security.

(b)	Principal amount shown is in South African Rand; value shown in U.S. Dollars.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (94.97%)
Japan (94.97%)
Air Freight & Logistics (4.23%)
Kintetsu World Express, Inc.	4,000	$74,418
Yamato Holdings Company Ltd.	7,000	179,972
		254,390
Auto Parts & Equipment (1.28%)
NGK Spark Plug Company Ltd.	3,000	76,940
Brewers (3.27%)
Kirin Holdings Company Ltd.	7,000	196,483
Construction & Engineering (6.06%)
Kajima Corporation	25,700	247,596
Taihei Dengyo Kaisha Ltd.	3,000	77,474
Takada Corporation	6,000	39,183
		364,253
Consumer Electronics (1.14%)
Sony Corporation - ADR	1,500	68,745
Distributors (1.03%)
Yamae Hisano Company Ltd.	5,200	61,654
Diversified Real Estate Activities (5.23%)
Mitsui Fudosan Company Ltd.	3,000	76,846
Sumitomo Realty & Development Company Ltd.	4,000	158,893
Tokyu Fudosan Holdings Corporation	10,000	78,695
		314,434
Drug Retail (2.42%)
Sugi Holdings Company Ltd.	2,500	145,547
Electric Utilities (1.50%)
Tohoku Electric Power Company, Inc.	7,000	90,401
Electronic Components (1.10%)
ALPS Electric Company Ltd.	3,000	66,259
Electronic Equipment & Instruments (2.43%)
Hitachi Ltd.	20,000	145,971
Food Retail (1.15%)
Maxvalu Kyushu Company Ltd.	3,000	69,371
Health Care Equipment (6.62%)
CYBERDYNE, Inc.(a)	9,000	115,044
Terumo Corporation	5,000	282,904
		397,948
Health Care Supplies (10.23%)
Asahi Intecc Company Ltd.	11,500	401,138
Hoya Corporation	4,000	213,699
		614,837

Household Products (2.81%)
Unicharm Corporation	6,000	168,683
Industrial Machinery (4.33%)
FANUC Corporation	700	149,948
Meidensha Corporation	28,000	110,186
		260,134
IT Consulting & Other Services (3.20%)
INES Corporation	5,000	53,646
Otsuka Corporation	3,000	139,013
		192,659
Leisure Products (2.93%)
Sankyo Company Ltd.	2,000	70,114
Shimano, Inc.	800	106,375
		176,489
Life & Health Insurance (6.17%)
Dai-ichi Life Insurance Holdings, Inc.	11,000	218,378
T&D Holdings, Inc.	9,000	152,856
		371,234
Marine (1.15%)
Kawasaki Kisen Kaisha Ltd.(a)	3,000	69,376
Other Diversified Financial Services (1.17%)
ORIX Corporation	4,000	70,155
Pharmaceuticals (1.37%)
Sosei Group Corporation(a)	1,200	82,682
Railroads (11.89%)
East Japan Railway Company	1,500	144,102
Hankyu Hanshin Holdings, Inc.	4,400	173,086
Keikyu Corporation	6,500	119,086
Keio Corporation	3,600	164,342
Tobu Railway Company Ltd.	3,600	114,630
		715,246
Regional Banks (0.80%)
Nishi-Nippon Financial Holdings, Inc.	4,000	48,032
Retail REITs (1.80%)
Fukuoka REIT Corporation	70	108,502
Soft Drinks (2.86%)
Coca-Cola West Company Ltd.	4,000	172,038
Specialized Finance (1.54%)
Kyushu Leasing Service Company Ltd.	13,000	92,623
Specialty Chemicals (0.94%)
JSR Corporation	3,000	56,514

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (94.97%) – Continued
Japan (94.97%) – Continued
Tires & Rubber (1.39%)
Bridgestone Corporation	2,000	$83,606
Trucking (2.93%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	62,854
Nippon Express Company Ltd.	1,500	113,325
		176,179
Total Common Stocks (Cost $3,387,766)		5,711,385
EXCHANGE-TRADED FUNDS (3.03%)
iShares MSCI Japan ETF	3,000	181,920
Total Exchange-Traded Funds Cost ($177,797)		181,920
MONEY MARKET FUNDS (1.72%)
Federated Government Obligations Fund - Institutional Class, 1.58%(b)	103,261	103,261
Total Money Market Funds (Cost $103,261)		103,261
Total Investments (99.72%) (Cost $3,668,824)		5,996,566
Other Assets in Excess of Liabilities (0.28%)		16,749
NET ASSETS (100.00%)		$6,013,315

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (96.49%)
Bermuda (1.94%)
Reinsurance (1.94%)
Blue Capital Reinsurance Holdings Ltd.	14,000	$162,400
Maiden Holdings Ltd.	20,000	153,000
		315,400
Chile (2.45%)
Brewers (2.45%)
Cia Cervecerias Unidas SA - ADR	14,401	397,756
Denmark (1.61%)
Diversified Banks (1.61%)
Danske Bank A/S - ADR	15,000	261,150
France (3.32%)
Diversified Chemicals (3.32%)
Arkema SA - ADR(a)	4,130	540,493
Germany (2.73%)
Industrial Conglomerates (2.73%)
Siemens AG - ADR	7,000	444,080
India (2.36%)
Diversified Banks (2.36%)
HDFC Bank Ltd. - ADR	4,000	383,240
Israel (4.99%)
Application Software (3.22%)
NICE-Systems Ltd. - ADR	5,500	523,435
Pharmaceuticals (1.77%)
Teva Pharmaceutical Industries Ltd. - ADR	16,000	287,680
		811,115
Japan (7.47%)
Consumer Electronics (1.41%)
Sony Corporation - ADR	5,000	229,150
Electrical Components & Equipment (3.63%)
Nidec Corporation - ADR	15,000	589,650
Tires & Rubber (2.43%)
Bridgestone Corporation - ADR	19,000	395,428
		1,214,228
Mexico (1.65%)
Broadcasting (1.65%)
Grupo Televisa SA - ADR	15,000	268,800
Netherlands (4.20%)
Diversified Banks (1.03%)
ING Groep N.V. - ADR	10,000	167,900

Personal Products (3.17%)
Unilever N.V. - ADR	9,000	514,080
		681,980
Norway (1.95%)
Multi-Line Insurance (1.95%)
Gjensidige Forsikring ASA - ADR	20,000	317,560
Panama (1.08%)
Airlines (1.08%)
Copa Holdings, SA, Class A	1,500	175,755
South Africa (2.92%)
Food Retail (2.92%)
Shoprite Holdings Ltd. - ADR	24,000	474,000
Spain (0.80%)
Diversified Banks (0.80%)
Banco Santander S.A. - ADR	20,000	130,400
Switzerland (4.79%)
Packaged Foods & Meats (2.74%)
Nestlé SA - ADR	5,750	444,820
Pharmaceuticals (2.05%)
Roche Holding AG - ADR	12,000	333,600
		778,420
United Kingdom (13.30%)
Distillers & Vintners (2.45%)
Diageo PLC - ADR	2,800	397,488
Integrated Oil & Gas (3.51%)
BP PLC - ADR	12,815	571,421
Life & Health Insurance (2.58%)
Old Mutual PLC - ADR	15,125	419,316
Pharmaceuticals (3.35%)
AstraZeneca PLC - ADR	8,000	284,240
GlaxoSmithKline PLC - ADR	6,500	260,715
		544,955
Publishing (1.41%)
Pearson PLC - ADR	20,000	228,400
		2,161,580
United States (38.93%)
Automotive Retail (1.61%)
Group 1 Automotive, Inc.	4,000	261,400
Biotechnology (1.86%)
United Therapeutics Corporation(a)	2,750	302,803

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (96.49%) – Continued
United States (38.93%) – Continued
Communications Equipment (1.96%)
KVH Industries, Inc.(a)	30,000	$318,000
Construction Machinery & Heavy Trucks (2.74%)
Miller Industries, Inc.	18,000	445,500
Diversified Banks (1.33%)
Wells Fargo & Company	4,161	216,206
Gas Utilities (1.13%)
Northwest Natural Gas Company	3,000	183,900
Health Care Facilities (1.47%)
LifePoint Health, Inc.(a)	5,000	239,500
Health Care Supplies (1.55%)
Dentsply Sirona, Inc.	5,000	251,700
Household Products (1.56%)
Procter & Gamble Company (The)	3,500	253,190
Industrial Machinery (1.11%)
Briggs & Stratton Corporation	10,000	180,300
Integrated Oil & Gas (1.92%)
Chevron Corporation	2,500	312,775
Life Sciences Tools & Services (2.59%)
Thermo Fisher Scientific, Inc.	2,000	420,700

Oil & Gas Equipment & Services (1.96%)
Halliburton Company	6,000	317,940
Packaged Foods & Meats (2.04%)
Cal-Maine Foods, Inc.(a)	3,000	146,100
Pilgrim's Pride Corporation(a)	8,600	185,760
		331,860
Railroads (4.07%)
Genesee & Wyoming, Inc., Class A(a)	2,250	160,200
Norfolk Southern Corporation	3,500	502,145
		662,345
Regional Banks (1.16%)
Umpqua Holdings Corporation	8,000	188,480
Semiconductors (2.13%)
Skyworks Solutions, Inc.	4,000	347,040
Technology Hardware Storage & Peripherals (6.74%)
Apple, Inc.	3,000	495,780
NetApp, Inc.	9,000	599,219
		1,094,999
		6,328,638
Total Common Stocks (Cost $11,103,403)		15,684,595

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (1.00%)(a)
United States (1.00%)
Intel Corporation	35	$ 180,670	$ 28.00	January 2019	$ 81,900
Microsoft Corporation	15	140,280	67.50	January 2019	38,400
Walt Disney Company (The)	30	300,990	90.00	January 2019	41,610
Total Call Options Purchased (Cost $76,118)					161,910

	Shares	Fair Value
MONEY MARKET FUNDS (2.34%)
Federated Government Obligations Fund - Institutional Class, 1.58%(b)	381,125	$381,125
Total Money Market Funds (Cost $381,125)		381,125
Total Investments (99.83%) (Cost $11,560,646)		16,227,630
Other Assets in Excess of Liabilities (0.17%)		27,876
NET ASSETS (100.00%)		$16,255,506

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (97.03%)
Airport Services (2.04%)
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,300	$233,740
Alternative Carriers (1.26%)
Zayo Group Holdings, Inc.(a)	4,000	145,200
Building Products (2.86%)
Lennox International, Inc.	1,700	328,729
Construction & Engineering (3.05%)
Granite Construction, Inc.	3,000	157,140
Kajima Corporation - ADR	2,000	193,580
		350,720
Construction Materials (8.10%)
Boral Ltd. - ADR(a)	1,650	33,644
CEMEX SAB de CV - ADR(a)	28,775	178,693
James Hardie Industries PLC - ADR	25,000	445,249
Summit Materials, Inc., Class A - ADR(a)	2,535	71,335
Vulcan Materials Company	1,800	201,042
		929,963
Diversified Real Estate Activities (1.41%)
Lend Lease Group - ADR	11,900	162,268
Diversified REITs (5.66%)
STORE Capital Corporation	7,600	191,748
Washington Real Estate Investment Trust	6,000	172,320
WP Carey, Inc.	4,470	285,410
		649,478
Health Care REITs (2.22%)
HCP, Inc.	2,000	46,720
Ventas, Inc.	2,750	141,405
Welltower, Inc.	1,250	66,800
		254,925
Home Furnishings (1.74%)
Mohawk Industries, Inc.(a)	950	199,386
Home Improvement Retail (3.36%)
Home Depot, Inc. (The)	25	4,620
Kingfisher PLC - ADR	20,000	166,800
Lowe's Companies, Inc.	2,600	214,318
		385,738
Homebuilding (3.00%)
NVR, Inc.(a)	50	155,000
Toll Brothers, Inc.	4,500	189,720
		344,720

Hotel & Resort REITs (5.55%)
Host Hotels & Resorts, Inc.	7,717	150,945
Pebblebrook Hotel Trust	5,000	174,950
Ryman Hospitality Properties, Inc.	3,024	237,021
Summit Hotel Properties, Inc.	5,200	75,296
		638,212
Hotels Resorts & Cruise Lines (2.40%)
Intercontinental Hotels Group PLC - ADR	4,319	274,861
Industrial REITs (3.62%)
EastGroup Properties, Inc.	1,200	107,736
Monmouth Real Estate Investment Corporation, Class A	2,000	31,260
Prologis, Inc.	2,000	129,820
STAG Industrial, Inc.	6,000	147,420
		416,236
IT Consulting & Other Services (1.13%)
InterXion Holding N.V.(a)	2,000	130,040
Mortgage REITs (2.29%)
Annaly Capital Management, Inc.	13,500	139,995
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	60,171
Ladder Capital Corporation	4,534	63,023
		263,189
Office REITs (7.55%)
Alexandria Real Estate Equities, Inc.	1,850	230,455
Boston Properties, Inc.	1,450	176,045
Douglas Emmett, Inc.	3,000	111,810
SL Green Realty Corporation	2,720	265,853
Vornado Realty Trust	1,207	82,112
		866,275
Real Estate Development (0.68%)
China Overseas Land & Investment Ltd. - ADR	4,620	78,145
Real Estate Operating Companies (2.18%)
IRSA Inversiones y Representaciones SA - ADR	5,046	115,806
IRSA Propiedades Comerciales SA - ADR	2,950	134,196
		250,002
Regional Banks (3.59%)
PacWest Bancorp	1,480	75,835
Regions Financial Corporation	18,000	336,600
		412,435

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

SCHEDULE OF INVESTMENTS – April 30, 2018 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (97.03%) – Continued
Residential REITs (3.73%)
AvalonBay Communities, Inc.	1,300	$211,900
Essex Property Trust, Inc.	900	215,721
		427,621
Restaurants (0.00%)
Luby's, Inc.(a)	50	129
Retail REITs (4.64%)
Acadia Realty Trust	4,985	117,646
Klepierre S.A.	4,500	184,326
National Retail Properties, Inc.	4,000	152,160
Simon Property Group, Inc.(b)	500	78,170
		532,302
Specialized REITs (23.17%)
American Tower Corporation, Class A	2,500	340,899
Crown Castle International Corporation	2,000	201,740
CyrusOne, Inc.	1,200	64,308
Digital Realty Trust, Inc.	2,141	226,282
Equinix, Inc.	732	308,018
Extra Space Storage, Inc.	2,500	223,975
Folkestone Education Trust	76,048	163,716
Gladstone Land Corporation	9,700	122,220
Global Self Storage, Inc.	6,000	25,080
Iron Mountain, Inc.	7,200	244,368
Jernigan Capital, Inc.	5,500	105,600
QTS Realty Trust, Inc., Class A	3,600	127,404
SBA Communications Corporation, Class A(a)	2,000	320,460
Weyerhaeuser Company	5,000	183,900
		2,657,970

Thrifts & Mortgage Finance (1.80%)
Harleysville Financial Corporation(a)	8,675	206,899
Total Common Stocks (Cost $7,930,327)		11,139,183
EXCHANGE-TRADED FUNDS (2.24%)
PowerShares China Real Estate Portfolio	8,500	256,700
Total Exchange-Traded Funds Cost ($144,153)		256,700
MONEY MARKET FUNDS (0.71%)
Federated Government Obligations Fund - Institutional Class, 1.58%(c)	81,951	81,951
Total Money Market Funds (Cost $81,951)		81,951
Total Investments (99.98%) (Cost $8,156,431)		11,477,834
Other Assets in Excess of Liabilities (0.02%)		2,293
NET ASSETS (100.00%)		$11,480,127

(a)	Non-income producing security.

(b)	Subject to call options written.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

The industries shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS – April 30, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options
Simon Property Group, Inc.	(5)	$(78,170)	$180.00	January 2019	$(1,000)
Total Written Options (Premiums Received $3,760)					$(1,000)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2018 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at fair value (cost $11,688,139, $3,112,523, $3,668,824, $11,560,646 and $8,156,431)	$18,586,470	$3,593,054	$5,996,566	$16,227,630	$11,477,834
Cash	—	—	45	20	1
Foreign currencies, at value (cost $732,295, $19,135, $49,188, $— and $7,417) , $— , $— , $— and $—)	709,527	18,609	50,357	—	7,417
Receivable for fund shares sold	560	520	520	161	500
Receivable for investments sold	2,033	—	—	—	—
Receivable from Advisor	—	1,623	785	—	—
Dividends and interest receivable	2,436	757	33,240	51,384	8,339
Tax reclaims receivable	—	—	—	20,356	—
Prepaid expenses	16,539	12,996	12,005	16,251	15,731
Total Assets	19,317,565	3,627,559	6,093,518	16,315,802	11,509,822
LIABILITIES
Options written, at value (premium received $—, $—, $—, $— and $3,760)	—	—	—	—	1,000
Payable for fund shares redeemed	1,936	—	—	14,000	—
Payable for investments purchased	—	94,359	69,045	—	—
Payable to Advisor	12,128	—	—	10,054	7,071
Distribution (12b-1) fees accrued	7,113	1,169	2,495	5,996	4,180
Payable to Administrator	11,064	999	1,673	7,446	4,563
Payable to trustees	7,907	978	1,676	5,793	3,811
Other accrued expenses	25,581	2,119	5,314	17,007	9,070
Total Liabilities	65,729	99,624	80,203	60,296	29,695
NET ASSETS	$19,251,836	$3,527,935	$6,013,315	$16,255,506	$11,480,127
NET ASSETS CONSIST OF:
Paid-in capital	12,276,476	3,295,552	3,710,995	11,632,557	7,812,902
Accumulated net investment income (loss)	35,437	6,765	(25,627)	(73,541)	44,075
Accumulated net realized gain (loss) from investments, option contracts and foreign currency transactions	64,367	(254,371)	(241)	29,506	298,987
Net unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations	6,875,556	479,989	2,328,188	4,666,984	3,321,403
Written option contracts	—	—	—	—	2,760
NET ASSETS	$19,251,836	$3,527,935	$6,013,315	$16,255,506	$11,480,127
Shares outstanding (unlimited number of shares authorized, no par value)	1,452,310	337,255	1,484,883	1,054,017	710,247
Net asset value, offering and redemption price per share(a)	$13.26	$10.46	$4.05	$15.42	$16.16

(a)

Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF OPERATIONS – For the six months ended April 30, 2018 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
Investment Income
Dividend income (net of foreign taxes withheld of $60,604, $7,180, $7,253, $24,679 and $4,857)	$289,739	$35,690	$42,423	$194,841	$187,394
Interest income	4,098	584	—	—	—
Total investment income	293,837	36,274	42,423	194,841	187,394
Expenses
Investment Advisor	77,165	12,633	22,290	61,351	43,295
Administration	59,516	8,742	15,538	45,754	31,614
Distribution (12b-1)	25,722	4,211	7,430	20,450	14,432
Legal	18,770	2,734	4,834	14,261	9,914
Trustee	14,950	2,236	3,952	11,539	7,989
Chief Compliance Officer	13,372	1,853	3,369	10,101	6,950
Audit and tax preparation	12,582	2,053	3,476	9,909	7,084
Registration	9,281	9,097	9,643	9,076	9,539
Insurance	8,626	1,116	2,054	6,342	4,353
Custodian	7,837	2,336	3,110	3,358	2,563
Printing	7,481	1,133	1,951	5,481	3,824
Interest expense	631	—	—	—	176
Miscellaneous	2,466	606	856	1,997	1,586
Total expenses	258,399	48,750	78,503	199,619	143,319
Fees contractually waived and expenses reimbursed by Advisor	—	(19,241)	(26,460)	—	—
Net operating expenses	258,399	29,509	52,043	199,619	143,319
Net investment income (loss)	35,438	6,765	(9,620)	(4,778)	44,075
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities transactions	226,897	22,646	1	135,274	293,441
Foreign currency translations	11,716	1,738	(242)	—	(1,605)
Written option contracts	—	—	—	5,983	22,212
Total net realized gain (loss)	238,613	24,384	(241)	141,257	314,048
Net change in unrealized appreciation (depreciation) on:
Investment securities	156,164	425,585	350,960	64,176	(695,499)
Foreign currency	(10,722)	943	1,350	—	—
Purchased option contracts	—	—	—	(126,423)	(7,709)
Written option contracts	—	—	—	26,657	716
Total net change in unrealized appreciation (depreciation)	145,442	426,528	352,310	(35,590)	(702,492)
Net realized and change in unrealized gain (loss) on investments	384,055	450,912	352,069	105,667	(388,444)
Net increase (decrease) in net assets resulting from operations	$419,493	$457,677	$342,449	$100,889	$(344,369)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/New Zealand Fund		Africa Fund
	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$35,438	$198,469	$6,765	$9,709
Net realized gain (loss)	238,613	21,783	24,384	(200,403)
Net change in unrealized appreciation (depreciation)	145,442	1,421,065	426,528	422,397
Change in net assets resulting from operations	419,493	1,641,317	457,677	231,703
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(126,836)	(474,706)	(12,441)	(15,019)
Net realized gains	—	—	—	—
Change in net assets from distributions	(126,836)	(474,706)	(12,441)	(15,019)
Capital Transactions:
Proceeds from shares sold	395,494	2,621,587	526,465	353,549
Reinvestment of distributions	125,196	468,373	12,416	14,987
Amount paid for shares redeemed	(2,406,570)	(2,684,658)	(222,332)	(217,899)
Redemption fees	—	27	48	203
Change in net assets resulting from capital transactions	(1,885,880)	405,329	316,597	150,840
Net Increase (Decrease) in Net Assets	(1,593,223)	1,571,940	761,833	367,524
Net Assets:
Beginning of period	20,845,059	19,273,119	2,766,102	2,398,578
End of period	$19,251,836	$20,845,059	$3,527,935	$2,766,102
Accumulated net investment income (loss)	$35,437	$126,835	$6,765	$12,441
Share Transactions:
Shares sold	28,478	208,452	49,601	40,412
Shares issued in reinvestment of distributions	9,199	39,031	1,273	1,921
Shares redeemed	(173,273)	(208,988)	(20,826)	(25,797)
Change in shares outstanding	(135,596)	38,495	30,048	16,536

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth Japan Fund		Commonwealth Global Fund		Commonwealth Real Estate Securities Fund
For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$(9,620)	$(24,432)	$(4,778)	$(82,903)	$44,075	$18
(241)	448,295	141,257	(16,587)	314,048	91,094
352,310	209,926	(35,590)	2,190,279	(702,492)	1,411,848
342,449	633,789	100,889	2,090,789	(344,369)	1,502,960

—	—	—	—	—	—
—	—	—	(627,731)	(40,177)	—
—	—	—	(627,731)	(40,177)	—

674,405	425,990	195,058	489,840	959,779	476,975
—	—	—	625,566	39,779	—
(379,797)	(571,433)	(314,474)	(949,612)	(298,061)	(381,683)
—	—	—	—	—	—
294,608	(145,443)	(119,416)	165,794	701,497	95,292
637,057	488,346	(18,527)	1,628,852	316,951	1,598,252

5,376,258	4,887,912	16,274,033	14,645,181	11,163,176	9,564,924
$6,013,315	$5,376,258	$16,255,506	$16,274,033	$11,480,127	$11,163,176
$(25,627)	$(16,007)	$(73,541)	$(68,763)	$44,075	$—

171,391	126,902	12,329	33,816	56,930	30,098
—	—	—	45,829	2,330	—
(94,829)	(165,568)	(20,144)	(66,070)	(18,376)	(24,709)
76,562	(38,666)	(7,815)	13,575	40,884	5,389

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

FINANCIAL HIGHLIGHTS
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2018		For the year ended 10/31/2017	For the year ended 10/31/2016	For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.13		$12.44	$10.46	$12.54	$13.25	$12.05
Change in net assets from operations:
Net investment income	0.02		0.13	0.21	0.18	0.15	0.21
Net realized and unrealized gain (loss) from investments	0.19		0.87	2.08	(1.38)	(0.40)	1.15
Total from investment activities	0.21		1.00	2.29	(1.20)	(0.25)	1.36
Distributions:
Net investment income	(0.08)		(0.31)	(0.31)	(0.11)	(0.22)	(0.16)
Net realized gains	—		—	—	(0.77)	(0.24)	—
Total distributions	(0.08)		(0.31)	(0.31)	(0.88)	(0.46)	(0.16)
Redemption fees	—		— (a)	— (a)	—	— (a)	— (a)
Net Asset Value, End of Period	$13.26		$13.13	$12.44	$10.46	$12.54	$13.25
Total Return	1.59	%(b)	8.25%	22.51%	(10.15)%	(1.74)%	11.40%
Net assets at end of period (000’s)	$19,252		$20,845	$19,273	$17,398	$20,501	$23,766
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.51	%(c)	2.59%	2.84%	3.29%	3.08%	3.17%
Ratio of gross expenses before waivers and/or reimbursements	2.51	%(c)	2.59%	2.84%	3.31%	3.08%	3.17%
Ratio of net investment income to average net assets	0.34	%(c)	0.95%	1.92%	1.55%	1.11%	1.59%
Portfolio turnover rate	6	%(b)	31%	26%	9%	16%	18%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2018		For the year ended 10/31/2017	For the year ended 10/31/2016	For the year ended 10/31/2015		For the year ended 10/31/2014	For the year ended 10/31/2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.00		$8.25	$8.45	$9.96		$10.38	$10.23
Change in net assets from operations:
Net investment income	0.02		0.03	0.05	0.07		0.01	0.22
Net realized and unrealized gain (loss) from investments	1.48		0.77	(0.20)	(1.58)		(0.25)	0.09
Total from investment activities	1.50		0.80	(0.15)	(1.51)		(0.24)	0.31
Distributions:
Net investment income	(0.04)		(0.05)	(0.05)	—		(0.14)	(0.16)
Return of capital	—		—	—	—		(0.04)	—
Total distributions	(0.04)		(0.05)	(0.05)	—		(0.18)	(0.16)
Redemption fees	—	(a)	— (a)	—	—		— (a)	— (a)
Net Asset Value, End of Period	$10.46		$9.00	$8.25	$8.45		$9.96	$10.38
Total Return	16.70	%(b)	9.82%	(1.67)%	(15.16)%		(2.32)%	3.02%
Net assets at end of period (000’s)	$3,528		$2,766	$2,399	$2,215		$2,478	$2,099
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.84	%(d)	2.00%	—%
Ratio of gross expenses before waivers and/or reimbursements	2.89	%(c)	3.29%	4.04%	5.99%		5.69%	6.13%
Ratio of net investment income to average net assets	0.40	%(c)	0.38%	0.67%	0.75%		0.11%	2.28%
Portfolio turnover rate	2	%(b)	12%	13%	1%		4%	7%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Effective March 1, 2015, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2018		For the year ended 10/31/2017	For the year ended 10/31/2016		For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013
	(Unaudited)
Net Asset Value, Beginning of Period	$3.82		$3.38	$3.30		$3.05	$3.08	$2.54
Change in net assets from operations:
Net investment loss	(0.01)		(0.02)	(0.03)		(0.07)	(0.05)	(0.10)
Net realized and unrealized gain from investments	0.24		0.46	0.11		0.32	0.02	0.64
Total from investment activities	0.23		0.44	0.08		0.25	(0.03)	0.54
Redemption fees	—		—	—		—	— (a)	— (a)
Net Asset Value, End of Period	$4.05		$3.82	$3.38		$3.30	$3.05	$3.08
Total Return	6.02	%(b)	13.02%	2.42%		8.20%	(0.97)%	21.26%
Net assets at end of period (000’s)	$6,013		$5,376	$4,888		$5,336	$4,902	$4,444
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	2.03	%(d)	3.55%	3.49%	4.40%
Ratio of gross expenses before waivers and/or reimbursements	2.64	%(c)	2.88%	3.22%		4.33%	4.24%	4.40%
Ratio of net investment loss to average net assets	(0.32	)%(c)	(0.48)%	(0.54)%		(2.35)%	(2.22)%	(3.03)%
Portfolio turnover rate	—	%(b)	14%	4%		10%	9%	23%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Effective March 1, 2016, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2018		For the year ended 10/31/2017	For the year ended 10/31/2016	For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013
	(Unaudited)
Net Asset Value, Beginning of Period	$15.33		$13.97	$13.95	$16.78	$17.00	$14.13
Change in net assets from operations:
Net investment loss	(0.01)		(0.08)	(0.07)	(0.15)	(0.08)	(0.12)
Net realized and unrealized gain (loss) from investments	0.10		2.04	0.09	(1.35)	0.50	2.99
Total from investment activities	0.09		1.96	0.02	(1.50)	0.42	2.87
Distributions:
Net realized gains	—		(0.60)	—	(1.33)	(0.64)	—
Total distributions	—		(0.60)	—	(1.33)	(0.64)	—
Redemption fees	—		—	— (a)	— (a)	—	— (a)
Net Asset Value, End of Period	$15.42		$15.33	$13.97	$13.95	$16.78	$17.00
Total Return	0.59	%(b)	14.60%	0.14%	(9.42)%	2.56%	20.31%
Net assets at end of period (000’s)	$16,256		$16,274	$14,645	$15,210	$16,637	$15,959
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.44	%(c)	2.53%	2.92%	3.31%	3.08%	3.12%
Ratio of gross expenses before waivers and/or reimbursements	2.44	%(c)	2.53%	2.92%	3.34%	3.08%	3.12%
Ratio of net investment loss to average net assets	(0.06	)%(c)	(0.53)%	(0.48)%	(1.03)%	(0.52)%	(0.81)%
Portfolio turnover rate	2	%(b)	11%	45%	45%	27%	14%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2018		For the year ended 10/31/2017	For the year ended 10/31/2016	For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.68		$14.41	$14.62	$14.35	$12.55	$11.27
Change in net assets from operations:
Net investment income (loss)	0.06		— (a)	— (a)	(0.14)	0.02	(0.02)
Net realized and unrealized gain from investments	(0.52)		2.27	— (a)	0.41	1.78	1.30
Total from investment activities	(0.46)		2.27	—	0.27	1.80	1.28
Distributions:
Net realized gains	(0.06)		—	(0.21)	—	—	—
Total distributions	(0.06)		—	(0.21)	—	—	—
Redemption fees	—		—	—	—	—	— (a)
Net Asset Value, End of Period	$16.16		$16.68	$14.41	$14.62	$14.35	$12.55
Total Return	(2.79	)%(b)	15.75%	0.07%	1.88%	14.34%	11.36%
Net assets at end of period (000’s)	$11,480		$11,163	$9,565	$9,719	$9,537	$8,362
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.48	%(c)	2.61%	2.93%	3.35%	3.20%	3.33%
Ratio of gross expenses before waivers and/or reimbursements	2.48	%(c)	2.61%	2.93%	3.38%	3.20%	3.33%
Ratio of net investment income (loss) to average net assets	0.76	%(c)	—%	(0.01)%	(0.93)%	0.10%	(0.18)%
Portfolio turnover rate	5	%(b)	13%	12%	10%	16%	4%

(a)	Value is less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018:

	Australia/New Zealand Fund
	Level 1	Level 2		Level 3		Total
Security Type
Common Stocks(1)	$—	$18,460,763	(2)	$116,602	(3)	$18,577,365
Money Market Funds	9,105	—		—		9,105
Total	$9,105	$18,460,763		$116,602		$18,586,470

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

	Africa Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$494,129	$2,460,381	(2)	$—	$2,954,510
Exchange-Traded Funds	391,167	—		—	391,167
Sovereign Bonds	—	16,162		—	16,162
Money Market Funds	231,215	—		—	231,215
Total	$1,116,511	$2,476,543		$—	$3,593,054

	Japan Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$68,745	$5,642,640	(2)	$—	$5,711,385
Exchange-Traded Funds	181,920	—		—	181,920
Money Market Funds	103,261	—		—	103,261
Total	$353,926	$5,642,640		$—	$5,996,566

	Global Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$14,947,719	$736,876	(2)	$—	$15,684,595
Call Options Purchased	41,610	120,300	(4)	—	161,910
Money Market Funds	381,125	—		—	381,125
Total	$15,370,454	$857,176		$—	$16,227,630

	Real Estate Securities Fund
	Level 1	Level 2		Level 3	Total
Security Type
Common Stocks(1)	$11,061,038	$78,145	(2)	$—	$11,139,183
Exchange-Traded Funds	256,700	—		—	256,700
Money Market Funds	81,951	—		—	81,951
Total	$11,399,689	$78,145		$—	$11,477,834

(1)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(2)	Consists of the holdings traded on foreign security exchanges that were fair valued by an independent fair value pricing service on April 30, 2018.

(3)	Consists of the holding: CBL Corporation Ltd.

(4)	Consists of the holdings: Intel Corporation and Microsoft Corporation call options purchased.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts. Please refer to Note 6 – Financial Instruments with Off-Balance Sheet Risk for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Written Options	$(1,000)	$—	$—	$(1,000)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under Note 3 – Significant Accounting Policies under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing agent on any day when certain conditions are met and classified in Level 2. When the securities are valued based on an exchange traded closing price, they are classified in Level 1. The following is a reconciliation of transfers between category levels as of October 31, 2017 and April 30, 2018:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$—	$—	$—	$—	$193,580
Transfers out of Level 1	(18,168,527)	(2,460,381)	(5,642,640)	(355,960)	—
Net Transfers in (out) of Level 1	$(18,168,527)	$(2,460,381)	$(5,642,640)	$(355,960)	$193,580
Transfers into Level 2	$18,168,527	$2,460,381	$5,642,640	$355,960	$—
Transfers out of Level 2	—	—	—	—	(193,580)
Net Transfers in (out) of Level 2	$18,168,527	$2,460,381	$5,642,640	$355,960	$(193,580)

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of CBL Corporation Ltd., an insurance company domiciled in New Zealand. A series of events occurred that resulted in the halting of the shares from trading on the NZX exchange. The factors considered in determining the fair value included nature of the cause for the halt in trading, financial statement analysis and other relevent matters affecting the value of the company.

The following is a summary of the inputs used to value the Australia/New Zealand Fund’s Level 3 investments as of April 30, 2018:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At April 30, 2018	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$ 116,602	Estimated Book Value	Asset Liquidation Cost	0-5%

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

The following is a summary of the Level 3 reconciliation as of April 30, 2018:

Australia/New Zealand Fund
Balance as of October 31, 2017	$456
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	(456)
Transfers in to Level 3	116,602
Transfers out of Level 3	—
Balance as of April 30, 2018	$116,602

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2018, the Africa Fund had contributions to capital due to redemption fees in the amount of $48.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit,

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2018, the Funds held no foreign currency contracts.

K) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2019, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2019, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2018, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $146,212 and $130,778 in the Africa Fund and the Japan Fund, respectively, no later than April 30, 2021. Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Asset Services, LLC (the “Administrator”), a wholly-owned subsidiary of Ultimus Fund Solutions, LLC, serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Unified Financial Securities, LLC (“Unified”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only

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NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2018, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$1,227,344	$3,448,268
Africa Fund	331,058	52,080
Japan Fund	246,841	—
Global Fund	354,790	622,114
Real Estate Securities Fund	1,806,783	531,394

Note 6 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

Note 7 – Derivatives

The Funds’ use of derivatives for the six months ended April 30, 2018, was limited to purchased and written options. The derivative instruments outstanding as of April 30, 2018, as disclosed in the Statements of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Global Fund
Equity Contracts	Investments in securities at value (purchased options)	$161,910
Equity Contracts			Net realized gain from written option contracts	$5,983
Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts		$(126,423)
Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts		26,657
Real Estate Securities Fund
Equity Contracts	Options written, at value (written options)	$(1,000)	Net realized gain from written option contracts	$22,212
Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts		$(7,709)
Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts		716

Balance Sheet Offsetting Information During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2018, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

Note 8 – Tax Matters

At April 30, 2018, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$7,725,669	$767,037	$2,504,416	$5,027,515	$3,692,131
Gross unrealized depreciation	(827,338)	(286,506)	(178,725)	(426,397)	(371,657)
Net unrealized appreciation (depreciation) on investments	$6,898,331	$480,531	$2,325,691	$4,601,118	$3,320,474
Tax cost of investments	$11,688,139	$3,112,523	$3,670,875	$11,626,512	$8,156,360

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

As of October 31, 2017, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$126,835	$12,441	$—	$—	$5,048
Undistributed long-term capital gains	—	—	—	—	23,757
Tax accumulated earnings	126,835	12,441	—	—	28,805
Accumulated capital and other losses	(174,246)	(278,755)	(13,956)	(114,648)	—
Unrealized appreciation (depreciation) on investments	6,742,167	54,946	1,974,731	4,663,365	4,020,922
Unrealized appreciation (depreciation) on written options	—	—	—	(26,657)	2,044
Unrealized appreciation (depreciation) on foreign currency translations	(12,053)	(1,485)	(904)	—	—
Total accumulated earnings (deficit)	$6,682,703	$(212,853)	$1,959,871	$4,522,060	$4,051,771

The tax character of distributions paid during the tax year ended October 31, 2017 were as follows:

	Australia/New Zealand Fund	Africa Fund	Global Fund
	Year Ended October 31, 2017	Year Ended October 31, 2017	Year Ended October 31, 2017
Distributions paid from:
Ordinary income	$474,706	$15,019	$—
Net long-term capital gains	—	—	627,731
Tax return of capital	—	—	—
Total distributions paid	$474,706	$15,019	$627,731

For the tax year ended October 31, 2017, the Japan Fund and Real Estate Securities Fund did not pay any distributions.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

As of October 31, 2017, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New Zealand Fund		Africa Fund		Global Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
Non-Expiring	$174,246	$—	$10,947	$267,808	$43,877	$2,009

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2017, the Australia/New Zealand, Japan and Real Estate Funds utilized $93,416, $457,099 and $47,498, respectively of their capital loss carryovers.

As of October 31, 2017, the Japan and Global Funds, respectively, had $13,956 and $68,763 of qualified late-year ordinary losses, which were deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 9 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $2,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate 0.40%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2018, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$314,784	4.53%
Real Estate Securities Fund	200,998	4.50%

During the six months ended April 30, 2018, the Australia/New Zealand Fund and Real Estate Securities Fund paid $631 and $176 in interest on borrowings, respectively. There were no borrowings outstanding under the Agreement as of April 30, 2018. The Funds only utilize the line of credit for draws greater than $50,000.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2018 (Unaudited) – (Continued)

Note 10 – Contractual Obligations

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 11 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 12 – Subsequent Events

Management of the Funds have evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2018

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2018 (Unaudited)

Pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the FCA Corp (“FCA” or “Advisor”) and the Commonwealth International Series Trust (the “Trust”), the Advisor supervises the investments of the following series portfolios (each a “Fund” or collectively the “Funds”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”), and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”). At a quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 7, 2018, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one-year term.

Legal Counsel to the Trust reviewed with the Board its fiduciary duties and responsibilities in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that they should consider in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors for each Fund: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC”) held on March 7, 2018 , February 16, 2018, and December 20, 2017. The Trustees further noted that they met individually at various times between the December 20, 2017 meeting and the March 7, 2018 meeting. Counsel and the Board recapped the discussions that had occurred in these earlier meetings.

In assessing these factors and reaching its decisions, the Board considered information furnished to it by the Advisor and the Trust’s management throughout the year at regular Board meetings, as well as information specifically prepared for or presented during the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) FCA’s quarterly assessments of the investment performance of the Funds; (iii) FCA’s commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy and strategy, and its personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and FCA’s Form ADV; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each Agreement, including the material factors set forth above and the types of information included in each factor. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including: financial information on FCA and its parent (First Commonwealth Holdings); a description of FCA’s personnel and the services they provide to each Fund; information on FCA’s investment advice, the Fund’s performance and expenses, the compliance program and any current legal matters of FCA and the Fund, the parties’ insurance coverages and other general information; the comparative expense and performance information for other mutual funds with strategies similar to the Funds; the effect of size on the Funds’ performance and expenses; FCA’s efforts to promote and market the Funds; and benefits to be realized by FCA from its relationship with the Funds. In their deliberations, the Trustees did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors.

SEMI-ANNUAL REPORT 2018

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2018 (Unaudited) – (Continued)

Nature, Extent and Quality of the Services Provided by FCA

In this regard, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations on portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations and regulatory requirements; (ii) its coordination of services for the Funds among the service providers and the Independent Trustees; and (iii) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and its commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to managing the Fund’s investment strategies; and FCA’s continued cooperation with the Independent Trustees, and the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including their education and experience. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president were employees of FCA, and they served the Trust without additional compensation. The Trustees further noted the continued efforts of FCA in marketing the Funds, including the implementation of a formal marketing plan. After reviewing the foregoing information and further information in the materials provided by FCA (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with their investment objectives and policies. The Trustees considered that FCA did not have other similar accounts to any of the Funds.

For the Australia/New Zealand Fund, the Trustees indicated that its investment strategy made it difficult to compare the investment performance of the Australia/New Zealand Fund to other mutual funds. The Trustees noted that FCA was unable to identify another registered investment companies that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees comparted the Australia/New Zealand Fund’s overall relative performance on a short and long-term to two different indices and a Morningstar category (“Morningstar Category”). The Trustees observed that the Australia/New Zealand Fund underperformed both indices for the one and ten-year periods ended December 31, 2017, and underperformed one index and outperformed one index for the three-month and five-year periods. The Trustees also noted that the Australia/New Zealand Fund’ underperformed the average and median of its Morningstar Category for the one, three, five, and ten-year periods ended December 31, 2017.

For the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to two indices, a Morningstar Category, and an alternative Morningstar peer group category provided by FCA (“Alternative Category”), each on a short and long-term basis. The Trustees observed that the Africa Fund outperformed both of its indices for the three and six-month periods ended December 31, 2017, outperformed one index and underperformed one index for the one, three, and five-year periods ended December 31, 2017. The Trustees further observed that the Africa Fund outperformed the median and average of its Morningstar Category for the one-year period ended December 31, 2017 and underperformed the median and average of its Morningstar Category for the three and five-year periods ended December 31, 2017. Regarding the Africa Fund’s Alternative Category, the Trustees noted that the Fund underperformed the median and average for the one, three, and five-year periods ended December 31, 2017.

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APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2018 (Unaudited) – (Continued)

For the Japan Fund, the Trustees noted the overall relative performance that the Fund had experienced on a short and long-term basis and compared that performance to one index and a Morningstar Category. The Trustees noted that the Japan Fund had underperformed its comparative index for the three-month, one-year, five-year, and ten-year periods ended December 31, 2017. They also noted that the Japan Fund outperformed the average of its Morningstar Category for the one, three, and five-year periods and underperformed the average of its Morningstar Category for the ten-year period, each ended December 31, 2017. In addition, it was noted that the Japan Fund outperformed the median of its Morningstar Category for the three-year period, but underperformed the median for the one and three-year periods, each ended December 31, 2017.

For the Global Fund, the Trustees reviewed the Global Fund’s performance compared to one index and a Morningstar Category, each on a short and long-term basis. The Trustees observed that the Fund had underperformed its index for the three-month, one-year, five-year, and ten-year periods ended December 31, 2017. They noted that the Global Fund underperformed the average and median of its Morningstar Category for the one, three, five, and ten-year periods ended December 31, 2017.

For the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and a Morningstar Category, each on a short and long-term basis. The Trustees noted that the Real Estate Fund had outperformed its comparative index for the three-month and one-year periods, but underperformed its comparative index for the five and ten-year periods, each ended December 31, 2017. It was noted that the Real Estate Fund outperformed the average and median of its Morningstar Category for the one, three, and five-year periods, but underperformed the average and median for the ten-year period, each ended December 31, 2017.

After reviewing and discussing the short and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and FCA was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) FCA’s financial condition (as reflected in the financial statements of its parent company) and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each Fund; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees noted that FCA’s management of the Funds continues to be unprofitable to FCA. The Trustees then compared the advisory fees and net and/or gross operating expenses of the Funds to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were generally in line with other comparable funds (in all cases lower or equal to the respective category average), the Australia/New Zealand Fund, the Africa Fund, and the Real Estate Fund’s total gross expenses were above the expense levels of the comparable funds (having the highest or near highest total expenses compared to their respective peer categories); while the Japan Fund’s and the Global Fund’s total expenses were in line with or slightly above their respective peer categories. The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees considered the Africa Fund’s management fee waivers and the contractual expense limitations that FCA had instituted since the Fund’s inception. The Trustees also considered the Japan Fund’s contractual fee waiver. The Trustees concluded that given the low asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds, which the Trustees noted and discussed. The Board concluded that although Funds’ expenses were higher than peer

SEMI-ANNUAL REPORT 2018

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2018 (Unaudited) – (Continued)

averages, such expenses were reasonable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively low levels of assets in each Fund. Based on the foregoing, the Board concluded that the fees paid to FCA by the Funds under the Agreements and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA. The Trustees recognized that FCA established a contractual fee waiver for the Africa Fund and the Japan Fund. The Trustees further recognized FCA’s prior negotiations with service providers to the Trust to reduce fund fees and expenses in the previous fiscal year and that such reductions would be carried into the current fiscal year without further negotiations, as applicable. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar arrangements with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

SEMI-ANNUAL REPORT 2018

ADDITIONAL INFORMATION – April 30, 2018 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period* 11/1/17 – 4/30/18	Expense Ratio During Period* 11/1/17 – 4/30/18
Australia/New Zealand Fund	$ 1,000.00	$ 1,015.90	$ 12.56	2.51%
Africa Fund	1,000.00	1,167.00	9.40	1.75%
Japan Fund	1,000.00	1,060.20	8.94	1.75%
Global Fund	1,000.00	1,005.90	12.14	2.44%
Real Estate Securities Fund	1,000.00	972.10	12.14	2.48%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period* 11/1/17 – 4/30/18	Expense Ratio During Period* 11/1/17 – 4/30/18
Australia/New Zealand Fund	$ 1,000.00	$ 1,012.33	$ 12.54	2.51%
Africa Fund	1,000.00	1,016.12	8.75	1.75%
Japan Fund	1,000.00	1,016.12	8.75	1.75%
Global Fund	1,000.00	1,012.69	12.18	2.44%
Real Estate Securities Fund	1,000.00	1,012.48	12.39	2.48%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2018

ADDITIONAL INFORMATION – April 30, 2018 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT 2018

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

Commonwealth International Series Trust (the ‘‘Trust’’) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

●	as permitted by law – for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]

For purposes of this notice, the terms ‘‘customer’’ or ‘‘customers’’ includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

Item 2. Code of Ethics. NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	6/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	6/27/2018

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	6/27/2018